Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Assets, Current [Line Items]
Loans receivable - current	$ 64	$ 27
Less: Allowance for loans receivable - current	(28)	(27)	$ (3,394)	$ (3,437)
Other	235	325
Other current assets	$ 271	$ 325